Partner's Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	4 Months Ended	7 Months Ended		12 Months Ended				6 Months Ended	11 Months Ended
	Jan. 31, 2014	Apr. 25, 2014	Jul. 21, 2014	Jul. 31, 2014	Dec. 31, 2014	Jan. 14, 2015	Dec. 31, 2013	Dec. 31, 2012	Jun. 18, 2014	Nov. 18, 2013	Oct. 29, 2013	Dec. 05, 2013
Related Party Transaction
Common unitholders - units issued					20,505,000		14,985,000
Subordinated unitholders - units issued					14,985,000		14,985,000
General Partner unitholders - units issued					35,526		30,000
Distributions paid, Per unit	$ 0.1746	$ 0.365	$ 0.365	$ 0.39
Total distributions paid to all classes of unitholders	$ 5,200	$ 11,000	$ 13,000	$ 13,800	$ 43,010		$ 0	$ 0
Distributions per unit declared - record date	Feb. 10, 2014	May 05, 2014	Aug. 05, 2014	Nov. 05, 2014
Distributions per unit declared - distribution date	Feb. 14, 2014	May 12, 2014	Aug. 12, 2014	Nov. 12, 2014
Preferential deemed dividend					88,122		0	0
Quarterly increase in cash distribution per unit, paid to all unitholders				$ 0.025
Annual increase in cash distribution per unit paid to all unitholders				$ 0.1
Quarterly Distribution Made To Limited Partner Distributions Declared Per Unit						$ 0.4225
Dynagas GP LLC
Related Party Transaction
General Partner unitholders - units issued									5,526		30,000
General Partner Interest in Dynagas LNG Partners LP									0.10%
Dynagas LNG Partners LP
Related Party Transaction
Common unitholders - units offered									5,520,000	8,250,000
Units issued price per unit										$ 18
Proceeds from Initial Public Offering										148,500
Proceeds from issuance of common units, net of issuance costs										136,900
Underwriting discounts and commissions									4,700	8,900
Other offering costs									600	2,700
Proceeds from issuance of common units, net of commissions and expenses									120,500
Proceeds from issuance of general partners units									126
Dynagas LNG Partners LP | Over-allotment
Related Party Transaction
Common unitholders - units offered									720,000
Dynagas Holding Ltd
Related Party Transaction
Common unitholders - units issued											6,735,000
Common unitholders - units offered										4,250,000
Subordinated unitholders - units issued											14,985,000
Dynagas Holding Ltd | Over-allotment
Related Party Transaction
Common unitholders - units offered												1,875,000
Dynagas LNG Partners LP Initial Public Offering
Related Party Transaction
Other offering costs paid					2,700
Dynagas LNG Partners LP Follow On Offering
Related Party Transaction
Other offering costs paid					$ 600